Expense Example {- Fidelity SAI International SMA Completion Fund} - 10.31 Fidelity SAI International SMA Completion Fund PRO-04 - Fidelity SAI International SMA Completion Fund - Fidelity SAI International SMA Completion Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none